Shareholders' Equity - Changes in share capital (Details) € / shares in Units, $ in Millions																			1 Months Ended			2 Months Ended	12 Months Ended
	Dec. 14, 2020 EUR (€) € / shares shares	Nov. 30, 2020 EUR (€) € / shares shares	Jul. 15, 2020 USD ($) shares	Jul. 15, 2020 EUR (€) € / shares shares	Jun. 28, 2020 EUR (€) € / shares shares	Apr. 18, 2020 EUR (€)	Apr. 17, 2020 EUR (€)	Feb. 07, 2020 EUR (€) € / shares shares	Jan. 26, 2020 EUR (€) € / shares shares	Oct. 02, 2019 EUR (€) item € / shares shares	Sep. 20, 2019 EUR (€) item € / shares shares	Apr. 18, 2019 EUR (€) € / shares shares	Jan. 26, 2019 EUR (€) € / shares shares	Jan. 23, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Apr. 18, 2018 EUR (€) € / shares shares	Apr. 17, 2018 EUR (€) € / shares shares	Jan. 26, 2018 EUR (€) € / shares shares	Jul. 31, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Apr. 30, 2018 EUR (€)	Oct. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Balance															€ 61,596,000								€ 111,211,000	€ 41,392,000	€ 61,596,000	€ 61,292,000
Number of shares outstanding | shares																							38,630,261
Nominal value per share | € / shares																							€ 0.01
Issue of ordinary shares																							€ 109,099,000	8,903,000	35,497,000
Gross Proceeds From Issuing Shares			$ 107.7																$ 107.7	€ 14,700,000		€ 8,900,000
Reclassification of debit retained earnings to premium related to share capital						€ 48,000,000
New Enterprise Associates (NEA), as well as BVF Partners L.P., Sofinnova Partners and Novo Holdings A/S
Disclosure of classes of share capital [line items]
Issue of ordinary shares																							8,900,000
Transaction costs																								300,000	3,100,000
Number of capital increases | item										2	2
Share capital
Disclosure of classes of share capital [line items]
Balance															€ 222,573								€ 386,302	€ 268,461	€ 222,573	€ 164,445
Number of shares outstanding | shares															22,257,277								38,630,261	26,846,112	22,257,277	16,444,477
Nominal value per share | € / shares	€ 0.01	€ 0.01		€ 0.01	€ 0.01			€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01					€ 0.01	€ 0.01	€ 0.01	€ 0.01
Issue of ordinary shares		€ 100		€ 74,783				€ 37,783		€ 3,139	€ 41,600						€ 55,725						€ 113,000	€ 45,000	€ 56,000
Number of shares issued during the period | shares		10,000	7,478,261	7,478,261				3,778,338		313,936	4,159,999				22,257,277		5,572,500						11,256,599,000	4,473,935	5,572,500
Share capital | BSPCE plans
Disclosure of classes of share capital [line items]
Issue of ordinary shares														€ 274				€ 1,803
Number of shares issued during the period | shares														27,400				180,300
Share capital | AGA Bonus Plans
Disclosure of classes of share capital [line items]
Issue of ordinary shares	€ 2,273				€ 2,270				€ 633			€ 775	€ 100			€ 600
Number of shares issued during the period | shares	227,250				227,000				63,300			77,500	10,000			60,000
Premiums related to share capital
Disclosure of classes of share capital [line items]
Balance															€ 77,460,125								€ 139,667,603	€ 86,011,893	€ 77,460,125	€ 44,991,815
Issue of ordinary shares		€ 66,650		€ 94,024,272				€ 14,962,218		€ 621,593	€ 8,236,798						€ 35,441,100				€ 32,400,000		108,986,000	€ 8,858,000	€ 35,441,000
Transaction costs				€ (7,077,866)				€ (319,564)		€ (12,023)	€ (312,294)						€ (3,079,174)
Appropriation of the issue premium							€ (48,000,000)																€ (48,000,000)
Number of existing shareholders | item										3	3
Premiums related to share capital | BSPCE plans
Disclosure of classes of share capital [line items]
Issue of ordinary shares														€ 17,693				€ 106,384